Deconsolidation of subsidiary - Net assets (liabilities) (Details) - CAD ($)	Aug. 31, 2024	Apr. 25, 2024	Aug. 31, 2023
Deconsolidation of subsidiary
Current assets	$ 8,613,567		$ 8,487,113
Right-of-use assets	260,807		2,414,593
Property and equipment	1,578,422		2,313,926
Other assets	5,929		114,755
Current liabilities	(5,724,907)		(4,850,177)
Lease liabilities	(137,715)		(1,994,156)
Other comprehensive income	$ (1,127,048)		$ (1,032,628)
EB Rental, Ltd.
Deconsolidation of subsidiary
Current assets		$ 363,825
Right-of-use assets		804,596
Property and equipment		555,875
Other assets		83,726
Current liabilities		(1,132,115)
Lease liabilities		(937,427)
Other comprehensive income		96,193
Net assets at disposal		$ (165,327)